Employee Benefit Liabilities, Net (Details) - Schedule of expenses presented in statement of comprehensive income (loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee Benefit Liabilities, Net (Details) - Schedule of expenses presented in statement of comprehensive income (loss) [Line Items]
Total employee benefit expenses	$ 287	$ 305	$ 320
Cost of revenues [Member]
Employee Benefit Liabilities, Net (Details) - Schedule of expenses presented in statement of comprehensive income (loss) [Line Items]
Total employee benefit expenses	195	201	175
Research and development [Member]
Employee Benefit Liabilities, Net (Details) - Schedule of expenses presented in statement of comprehensive income (loss) [Line Items]
Total employee benefit expenses	45	62	50
Selling and marketing [Member]
Employee Benefit Liabilities, Net (Details) - Schedule of expenses presented in statement of comprehensive income (loss) [Line Items]
Total employee benefit expenses	22	16	75
General and administrative [Member]
Employee Benefit Liabilities, Net (Details) - Schedule of expenses presented in statement of comprehensive income (loss) [Line Items]
Total employee benefit expenses	$ 25	$ 26	$ 20